FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) € in Millions		12 Months Ended
	Jan. 14, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	May 27, 2015 USD ($)	May 27, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Gains on hedges of net investments in foreign operations, net of tax		$ 474,000,000
Net investment hedge
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets		0	$ 0	€ 7,804
Notional amount		1,000,000,000	1,000,000,000
Hedging instrument, liabilities | €				€ 5,169
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		(157,000,000)	(21,000,000)
Change in fair value		56,000,000	(136,000,000)
Derivative at fair value at end of period		(101,000,000)	(157,000,000)
Net investment hedge | Cross Currency Swap, 375 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €								€ 303
Notional amount							$ 375,000,000
Deferred gain on net investment hedge	$ 83,000,000
Deferred gain on net investment hedge, tax	$ 24,000,000
Net investment hedge | Cross Currency Swap, 1,000 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €						€ 918
Notional amount		1,000,000,000			$ 1,000,000,000
Hedging instrument deferred tax		28,000,000	44,000,000
Net Investment Hedge Fair Value:
Derivative at fair value at end of period		(101,000,000)
Net investment hedge | Cross Currency Swap, 500 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 500,000,000	$ 500,000,000
Derivative maturity term		5 years	5 years
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		$ (64,000,000)	$ 3,000,000
Change in fair value		29,000,000	(67,000,000)
Derivative at fair value at end of period		(35,000,000)	(64,000,000)
Net investment hedge | Cross Currency Swap, 300 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 300,000,000	$ 300,000,000
Derivative maturity term		10 years	10 years
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		$ (56,000,000)	$ (14,000,000)
Change in fair value		17,000,000	(42,000,000)
Derivative at fair value at end of period		(39,000,000)	(56,000,000)
Net investment hedge | Cross Currency Swap, 160 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 160,000,000	$ 160,000,000
Derivative maturity term		10 years	10 years
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		$ (30,000,000)	$ (8,000,000)
Change in fair value		9,000,000	(22,000,000)
Derivative at fair value at end of period		(21,000,000)	(30,000,000)
Net investment hedge | Cross Currency Swap, 40 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 40,000,000	$ 40,000,000
Derivative maturity term		10 years	10 years
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		$ (7,000,000)	$ (2,000,000)
Change in fair value		1,000,000	(5,000,000)
Derivative at fair value at end of period		$ (6,000,000)	$ (7,000,000)